ISSUANCES OF SHARE CAPITAL AND WARRANTS (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	6 Months Ended
	Jul. 31, 2017	Jun. 30, 2018	Jun. 30, 2017	Oct. 31, 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Net proceeds from transaction		$ 2,847	$ 28,312
BVF Partners L.P. [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Net proceeds from transaction	$ 9,600
Net proceeds from transaction after deduction	$ 9,500
BTIG, LLC [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Aggregate offering price				$ 30,000
Percentage of commission on sales agreement				3.00%
Share purchase agreement		3,880,210
Net proceeds from transaction		3,900
Available balance under the facility		$ 26,000
ADS [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate	1.66%	2.63%
Average standard deviation	57.80%	53.80%
ADS [Member] | BVF Partners L.P. [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares issued in direct placement	8,495,575
ADS [Member] | BVF Partners L.P. [Member] | Series A warrants [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Warrants purchase to additional ADSs	2,973,451
Exercise price of warrants	$ 2.00
Exercisable period of warrants	four years
ADS [Member] | BVF Partners L.P. [Member] | Series B warrants [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Warrants purchase to additional ADSs	2,973,451
Exercise price of warrants	$ 4.00
Exercisable period of warrants	four years